American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income Fund
May 28, 2021

Avantis Core Municipal Fixed Income Fund - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.7%
Alabama — 3.6%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24	10,000	11,516
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/36	10,000	12,135
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 6/1/37	25,000	29,443
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	220,000	292,687
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	100,000	122,209
State of Alabama GO, 5.00%, 8/1/27	60,000	73,231
		541,221
Arizona — 2.7%
Pima County Sewer System Rev., 5.00%, 7/1/25	20,000	23,659
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	82,065
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	69,312
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	38,592
State of Arizona COP, 5.00%, 10/1/25	10,000	11,947
State of Arizona COP, 5.00%, 10/1/27	140,000	177,009
State of Arizona Lottery Rev., 5.00%, 7/1/27	10,000	12,562
		415,146
California — 14.8%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	37,376
California State Public Works Board Rev., 5.00%, 11/1/29	15,000	16,683
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	25,000	29,483
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	50,000	58,839
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/28	30,000	35,278
California State University Rev., 5.00%, 11/1/26	10,000	11,994
California State University Rev., 4.00%, 11/1/34	50,000	57,194
California State University Rev., 5.00%, 11/1/37	25,000	29,624
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	10,000	11,792
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	24,931
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	95,000	125,377
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	122,935
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	105,000	136,216
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	15,000	17,184
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/28	20,000	23,247
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	17,331
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	31,702
Los Angeles Unified School District GO, 3.00%, 7/1/35	90,000	100,862
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	40,000	48,639
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	30,593
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	30,428
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	32,763
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	24,448
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	46,223
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(1)	15,000	13,197
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	12,797
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	12,723
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/29	50,000	61,423
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	18,275
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	12,293
Southern California Public Power Authority Rev., 5.00%, 7/1/30	10,000	11,153

State of California GO, 5.00%, 9/1/26	20,000	24,662
State of California GO, 5.00%, 11/1/27	40,000	50,825
State of California GO, 5.00%, 8/1/29	30,000	36,677
State of California GO, 5.00%, 8/1/30	40,000	51,576
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	14,113
State of California GO, 4.00%, 9/1/33	70,000	81,396
State of California GO, 5.00%, 9/1/35	40,000	48,837
State of California GO, 3.00%, 10/1/35	165,000	185,579
State of California GO, 4.00%, 3/1/36	110,000	134,446
State of California GO, 3.00%, 10/1/37	50,000	55,343
State of California Department of Water Resources Rev., 5.00%, 12/1/26, Prerefunded at 100% of Par(2)	50,000	62,247
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	30,935
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	34,000
University of California Rev., 5.00%, 5/15/27	40,000	47,115
University of California Rev., 5.00%, 5/15/32	50,000	62,289
University of California Rev., 5.00%, 5/15/32	25,000	31,897
University of California Rev., 5.00%, 5/15/36	50,000	62,049
		2,256,989
Colorado — 1.4%
City & County of Denver GO, 5.00%, 8/1/27	25,000	31,611
City & County of Denver Airport System Rev., 4.00%, 11/15/31	25,000	26,358
Regional Transportation District COP, 5.00%, 6/1/39	75,000	80,956
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	25,951
State of Colorado COP, 5.00%, 12/15/29	25,000	32,284
State of Colorado COP, 4.00%, 12/15/37	10,000	12,234
		209,394
Connecticut — 2.0%
State of Connecticut GO, 5.00%, 11/15/26	60,000	71,822
State of Connecticut GO, 5.00%, 6/15/28	25,000	32,139
State of Connecticut GO, 5.00%, 1/15/31	25,000	32,904
State of Connecticut, Special Tax Rev., 5.00%, 8/1/26	20,000	23,652
State of Connecticut, Special Tax Rev., 5.00%, 9/1/27	20,000	22,865
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	50,747
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	12,465
University of Connecticut Rev., 4.00%, 4/15/38	50,000	57,810
		304,404
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 10/15/27	10,000	12,735
District of Columbia GO, 5.00%, 6/1/31	25,000	28,357
District of Columbia GO, 5.00%, 6/1/33	35,000	39,622
District of Columbia GO, 5.00%, 10/15/34	50,000	64,523
District of Columbia GO, 5.00%, 10/15/36	30,000	38,542
District of Columbia GO, 4.00%, 6/1/37	5,000	5,788
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	41,456
		231,023
Florida — 6.1%
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	12,347
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,761
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	70,000	79,206
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	16,948
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	64,463
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	90,000	110,211
Hillsborough County School Board COP, 5.00%, 7/1/26	45,000	53,052
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	38,999
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	60,820

Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	11,406
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	75,000	85,175
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	15,000	17,294
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/30	20,000	23,922
Orange County School Board COP, 5.00%, 8/1/34	60,000	72,236
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	45,017
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	19,116
School Board of Miami-Dade County COP, 5.00%, 2/1/25	40,000	46,483
School Board of Miami-Dade County COP, 5.00%, 5/1/26	70,000	82,017
School District of Broward County COP, 5.00%, 7/1/25	75,000	88,154
		932,627
Georgia — 0.9%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/31	25,000	29,251
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	13,121
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	11,004
State of Georgia GO, 5.00%, 7/1/28	65,000	84,065
		137,441
Hawaii — 2.2%
City & County of Honolulu GO, 5.00%, 3/1/25	30,000	35,179
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	102,204
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	83,513
State of Hawaii GO, 5.00%, 1/1/28	35,000	44,532
State of Hawaii GO, 5.00%, 10/1/28	25,000	30,654
State of Hawaii GO, 5.00%, 10/1/30	30,000	37,613
		333,695
Idaho — 0.2%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	24,341
Illinois — 4.9%
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	41,267
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	50,000	59,465
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	20,000	23,108
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	17,810
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	30,473
Cook County GO, 5.00%, 11/15/31	20,000	24,403
Cook County Sales Tax Rev., 4.00%, 11/15/40	45,000	53,798
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	84,477
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	19,786
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	39,571
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	47,721
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	117,207
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	30,798
State of Illinois GO, 4.00%, 10/1/32	10,000	11,759
State of Illinois GO, 5.00%, 3/1/34	35,000	44,882
State of Illinois GO, 4.25%, 12/1/37	35,000	39,460
State of Illinois GO, 4.00%, 11/1/38	25,000	28,500
State of Illinois Rev., 5.00%, 6/15/26	20,000	21,621
		736,106
Indiana — 1.1%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	129,879
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	12,825
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	11,851
Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	12,100
		166,655
Kansas — 0.6%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/26	50,000	59,597

State of Kansas Department of Transportation Rev., 5.00%, 9/1/27	25,000	29,710
		89,307
Kentucky — 1.5%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	90,000	110,239
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/27	100,000	120,921
		231,160
Louisiana — 0.7%
State of Louisiana GO, 5.00%, 8/1/27	50,000	61,111
State of Louisiana GO, 5.00%, 8/1/28	35,000	42,678
		103,789
Maryland — 3.1%
State of Maryland GO, 5.00%, 3/15/25	15,000	17,607
State of Maryland GO, 5.00%, 3/15/27	10,000	12,494
State of Maryland GO, 5.00%, 8/1/28	175,000	226,351
State of Maryland GO, 5.00%, 3/15/29	15,000	19,661
State of Maryland GO, 5.00%, 3/15/30	45,000	57,434
State of Maryland GO, 5.00%, 3/15/31	95,000	123,571
State of Maryland GO, 5.00%, 3/15/31	15,000	18,527
		475,645
Massachusetts — 3.9%
Massachusetts GO, 5.00%, 7/1/27	25,000	31,489
Massachusetts GO, 5.00%, 11/1/27	35,000	44,472
Massachusetts GO, 5.00%, 3/1/28	20,000	25,627
Massachusetts GO, 5.00%, 1/1/30	35,000	45,360
Massachusetts GO, 5.00%, 9/1/30	30,000	39,461
Massachusetts GO, 5.00%, 1/1/31	60,000	77,448
Massachusetts GO, 3.00%, 7/1/35	15,000	16,960
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	141,825
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	59,271
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	47,276
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	37,044
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	31,934
		598,167
Michigan — 1.9%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/29	45,000	58,822
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	48,538
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	30,000	34,498
Michigan State Building Authority Rev., 5.00%, 4/15/30	20,000	23,828
State of Michigan Rev., 5.00%, 3/15/27	100,000	124,815
		290,501
Minnesota — 0.8%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/26	55,000	65,942
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	18,494
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	30,642
		115,078
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/27	75,000	95,039
State of Mississippi GO, 5.00%, 10/1/34	25,000	31,275
		126,314
Nevada — 2.7%
Clark County School District GO, 5.00%, 6/15/25	65,000	76,489
Clark County School District GO, 5.00%, 6/15/27	25,000	29,808
Las Vegas Valley Water District GO, 5.00%, 6/1/39	85,000	97,269
State of Nevada GO, 5.00%, 4/1/27	20,000	23,387
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	18,265

State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	42,580
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	84,853
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	35,000	43,312
		415,963
New Jersey — 3.1%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	75,000	88,829
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	70,000	79,885
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	15,000	16,833
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	20,000	23,592
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/37	40,000	45,929
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	25,000	28,999
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	55,520
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	20,000	24,204
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	12,095
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	21,494
State of New Jersey GO, 5.00%, 6/1/27	30,000	35,192
State of New Jersey GO, 5.00%, 6/1/28	35,000	44,573
		477,145
New York — 14.1%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/24	20,000	22,505
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	18,575
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	18,347
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	127,049
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	25,842
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/27	25,000	30,985
Metropolitan Transportation Authority Rev., (Dedicated Tax Fund), 5.25%, 11/15/29	50,000	61,608
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	15,000	18,739
Nassau County GO, 5.00%, 10/1/27	95,000	119,111
New York City GO, 5.00%, 8/1/26	15,000	18,390
New York City GO, 5.00%, 8/1/27	60,000	75,412
New York City GO, 5.00%, 8/1/28	75,000	80,818
New York City GO, 5.00%, 12/1/33	25,000	30,677
New York City GO, 4.00%, 10/1/39	115,000	136,093
New York City GO, 4.00%, 3/1/42	20,000	23,594
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	62,321
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	28,930
New York Convention Center Development Corp. Rev., 5.00%, 11/15/40	25,000	28,910
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	60,000	80,848
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	32,209
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	25,621
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	24,484
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	15,000	18,868
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	60,311
New York State Thruway Authority Rev., 5.00%, 1/1/23	25,000	26,865
New York State Thruway Authority Rev., 5.00%, 1/1/28	40,000	46,261
New York State Thruway Authority Rev., 5.00%, 1/1/32	10,000	11,542
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	27,682
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	50,000	60,526
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	42,368
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	18,752
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	39,890
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	40,000	44,939
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	11,992
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	42,341

New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	55,320
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	37,501
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	17,814
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	78,392
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	23,898
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24	65,000	75,259
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,684
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	15,000	17,992
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	59,510
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	53,891
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	18,528
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	16,472
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	28,019
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	11,617
Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	59,591
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	35,000	41,679
		2,149,572
North Carolina — 0.9%
State of North Carolina Rev., 5.00%, 3/1/27	15,000	17,380
State of North Carolina Rev., 5.00%, 3/1/27	20,000	24,936
State of North Carolina Rev., 5.00%, 3/1/29	45,000	58,621
State of North Carolina Rev., 5.00%, 3/1/33	30,000	38,250
		139,187
Ohio — 1.3%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	39,685
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	19,632
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	20,039
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	26,101
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	39,427
State of Ohio Rev., 5.00%, 12/15/23	30,000	33,631
State of Ohio Rev., 5.00%, 12/15/25	20,000	24,065
		202,580
Oklahoma — 1.8%
Grand River Dam Authority Rev., 5.00%, 6/1/27	100,000	123,816
Tulsa Public Facilities Authority Rev., (Tulsa), 5.00%, 6/1/25	130,000	153,067
		276,883
Oregon — 0.5%
Multnomah County GO, 5.00%, 6/15/29	20,000	26,481
Oregon State Lottery Rev., 5.00%, 4/1/27 (MORAL OBLG)	35,000	40,941
		67,422
Pennsylvania — 2.4%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	26,174
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	40,000	50,988
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	85,000	100,135
Pennsylvania GO, 5.00%, 7/15/27	75,000	94,206
Pennsylvania GO, 5.00%, 7/15/29	35,000	46,009
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	20,000	22,402
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	10,000	11,603
Philadelphia Water & Wastewater Rev., 5.00%, 7/1/40	15,000	16,907
		368,424
South Carolina — 1.0%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	75,000	89,989

South Carolina Public Service Authority Rev., 5.00%, 12/1/30	10,000	11,423
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	40,000	47,171
		148,583
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	10,000	12,050
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	31,438
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	125,000	149,018
		192,506
Texas — 5.7%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	22,436
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	19,840
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	106,452
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	30,000	39,937
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	45,000	53,590
Houston GO, 5.00%, 3/1/28	20,000	24,784
Houston GO, 5.00%, 3/1/28	25,000	31,844
Houston GO, 5.00%, 3/1/30	30,000	38,864
Houston Combined Utility System Rev., 5.00%, 11/15/33	75,000	100,304
North Texas Tollway Authority Rev., 5.00%, 1/1/33	50,000	57,750
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(1)	65,000	57,108
Port Authority of Houston of Harris County Texas GO, 3.00%, 10/1/39	50,000	55,972
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	20,000	22,153
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	54,583
Texas State University System Rev., 5.00%, 3/15/31	80,000	98,306
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	25,384
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	36,649
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	18,967
		864,923
Utah — 0.2%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	34,344
Virginia — 3.2%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	24,069
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	25,301
Virginia College Building Authority Rev., 5.00%, 2/1/30	185,000	240,354
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	15,000	17,613
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	43,147
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	25,131
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	31,637
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	82,188
		489,440
Washington — 4.4%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/32	35,000	41,675
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/35	25,000	29,624
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	10,000	11,852
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	81,563
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	55,000	69,015
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	51,445
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	12,548
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	25,636
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	44,474
State of Washington GO, 5.00%, 8/1/27	40,000	50,439
State of Washington GO, 5.00%, 7/1/29	20,000	23,216
State of Washington GO, 5.00%, 7/1/29	10,000	11,990
State of Washington GO, 5.00%, 7/1/32	145,000	173,339
State of Washington GO, 5.00%, 8/1/32	10,000	12,203

State of Washington Rev., 5.00%, 9/1/23	25,000	27,658
		666,677
Wisconsin — 1.4%
State of Wisconsin GO, 5.00%, 5/1/27	10,000	11,545
State of Wisconsin GO, 5.00%, 11/1/29	25,000	31,109
State of Wisconsin Rev., 5.00%, 5/1/27	125,000	156,077
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	18,853
		217,584
TOTAL MUNICIPAL SECURITIES (Cost $14,833,154)		15,030,236
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $29,110)	29,110	29,110
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $14,862,264)		15,059,346
OTHER ASSETS AND LIABILITIES — 1.1%		171,532
TOTAL NET ASSETS — 100.0%		$15,230,878

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
MORAL OBLG	-	Moral Obligation Bond
(1)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	15,030,236	—
Temporary Cash Investments	29,110	—	—
	29,110	15,030,236	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.